Assets Transferred Out	12 Months Ended
Dec. 31, 2025
EBP 059
Assets Transferred Out [Line Items]
Assets Transferred Out
7.	Assets Transferred Out
In 2025, participant accounts related to certain breweries that were divested in 2024 were transferred to another plan.